Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Issued capital [member]	Contributed surplus [member]	Retained earnings [member]	Total Equity [Member]
Balance at Dec. 31, 2021	$ 296,060	$ 22,948	$ (185,920)	$ 133,088
Balance, shares at Dec. 31, 2021	35,258,778
IfrsStatementLineItems [Line Items]
Stock based compensation		306		306
Rights offering (Note 12)	161			161
Rights offering, shares	357,143
Net income for the year			16,643	16,643
Balance at Dec. 31, 2022	$ 296,221	23,254	(169,277)	150,198
Balance, shares at Dec. 31, 2022	35,615,921
IfrsStatementLineItems [Line Items]
Stock based compensation		930		930
Net income for the year			19,280	19,280
Stock options exercised	$ 11	(5)		6
Stock options exercised, shares	9,666
Balance at Dec. 31, 2023	$ 296,232	$ 24,179	$ (149,997)	$ 170,414
Balance, shares at Dec. 31, 2023	35,625,587